Borrowings - Long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Borrowings
Debt issued by the Company		¥ 2,869,462	¥ 3,006,669
Debt issued by subsidiaries-guaranteed by the Company		2,232,635	1,846,119
Debt issued by subsidiaries-not guaranteed by the Company	[1]	2,280,410	2,342,620
Total		¥ 7,382,507	¥ 7,195,408

[1]	Includes trading balances of secured borrowings.